EQUIPMENT (Details Textual) - USD ($)	3 Months Ended				9 Months Ended			12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation	$ 24,028	$ 14,387	$ 20,877	$ 10,412	$ 57,781	$ 53,357	$ 34,036	$ 63,454	$ 59,479	$ 44,448
Capital Lease Obligations, Noncurrent	15,729	0			15,729			0
Capital Lease Obligations, Current	4,603	$ 0			4,603			$ 0
Computers and electronics [Member]
Property, Plant and Equipment [Line Items]
Capital Leased Assets, Gross	$ 23,019				$ 23,019